Acquisition of Apple Bidco Limited - Schedule of Net Purchase Price (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended			22 Months Ended
	Dec. 31, 2021	Feb. 28, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2021	Apr. 30, 2021
Business Acquisition [Line Items]
Holdback Shares reserved on APR Energy acquisition			$ 0	$ 0	$ 70,600
Adjustment on contingent consideration asset			$ 21,300	42,400	$ 0
Fairfax Financial Holdings Limited
Business Acquisition [Line Items]
Warrants outstanding term					5 years
Warrants to purchase common shares					5,000,000		1,000,000	5,000,000
Warrants outstanding exercise price (in dollars per share)					$ 13.00		$ 13.71	$ 13.00
APR Energy
Business Acquisition [Line Items]
Common shares issued	$ 316,800	$ 316,800
Holdback Shares reserved on APR Energy acquisition	70,600	70,600
Less: Contingent consideration asset	(95,200)	(41,500)		$ (95,200)		$ (95,200)
Adjustment on contingent consideration asset						(53,700)
Less: Purchase price adjustment	(4,500)	(52,500)
Adjustments, Purchase price adjustment						48,000
Net purchase price	$ 287,700	$ 293,400
Adjustments, Net purchase price						$ (5,700)
Shares issued (in shares)		29,891,266
Shares reserved for future issuance		6,664,270
Shares forfeited (in shares)					577,139
Common shares previously issued					1,849,641
Shares permanently forfeited for post closing purchase price adjustments					1,122,290
Treasury shares					727,351
Common shares released from holdback			92,444